Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Accounts receivable – third parties	$3,383,777	$3,046,298
Total accounts receivable, gross	3,383,777	3,046,298
Less: allowance for credit loss	(2,082,442)	(1,731,517)
Accounts receivable, net	$1,301,335	$1,314,781

Changes of allowance for credit loss for accounts receivable for the fiscal years ended March 31, 2025 and 2024 are as follows:

	For the years ended March 31,
	2025	2024

Beginning balance	$1,731,517	$1,522,739
Provision of allowance for expected credit loss	263,972	285,264
Exchange rate difference	86,953	(76,486)
Ending balance	$2,082,442	$1,731,517

For the years ended March 31, 2025 and 2024, the Company record credit loss provision of $263,972 and $285,264, respectively.